Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS
Derivative Asset, Current	$ 2,567	$ 2,177
LIABILITIES
Derivative Liability, Current	34	0
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	1,004	65
LIABILITIES
Derivative Liability, Current	34	0
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	816	63
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	1,820	128
LIABILITIES
Derivative Liability	34	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	0	0
LIABILITIES
Derivative Liability, Current	0	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	0	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	0	0
LIABILITIES
Derivative Liability	$ 0	$ 0